                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                   [ ]

     Post-Effective Amendment No. 42                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     File No. 811-4165

     Amendment No. 44                                              [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

    Approximate Date of Proposed Public Offering: February 1, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on February 1, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on(date)pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

February 1, 2006

American Century Investments
prospectus

TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

PLEASE NOTE THAT FUND SHARES ARE PRICED ONE HOUR BEFORE THE CLOSE OF REGULAR
TRADING ON THE NEW YORK STOCK EXCHANGE. TRANSACTION ORDERS MUST BE RECEIVED AND
ACCEPTED BY THAT TIME TO RECEIVE THAT DAY'S PRICE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities and their equivalents. Each fund invests in different maturities of these DEBT SECURITIES and has different interest rate risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

                   FUND             PRIMARY INVESTMENTS      PRINCIPAL RISKS
                   ------------------------------------------------------------
Shorter Term       Target 2010      Zero-coupon              Lowest interest
Less Volatile                       U.S. Treasury            rate risk
                                    securities*
                   ------------------------------------------------------------
                   Target 2015      Zero-coupon              Medium interest
                                    U.S. Treasury            rate risk
[graphic of                         securities*
vertical           ------------------------------------------------------------
arrow]             Target 2020      Zero-coupon              High interest
                                    U.S. Treasury            rate risk
                                    securities*
                   ------------------------------------------------------------
                   Target 2025      Zero-coupon              Highest interest
Longer Term                         U.S. Treasury            rate risk
More Volatile                       securities*
                   ------------------------------------------------------------
                   *INCLUDING ZERO-COUPON U.S. TREASURY EQUIVALENTS.

Each fund will be liquidated near the end of its target maturity year.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage
Association ("Ginnie Mae"), are supported by the full faith and credit of the
U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association
("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), and
the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
9.

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2

FUND PERFORMANCE HISTORY

TARGET 2010 FUND, TARGET 2015 FUND,
TARGET 2020 FUND, TARGET 2025 FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the fund if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the funds' other class of shares will differ from those shown in the chart, depending on the expenses of that class.

TARGET 2010 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2010                  11.97% (3Q 2002)                  -9.97% (1Q 1996)
--------------------------------------------------------------------------------

TARGET 2015 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2015                  15.81% (3Q 2002)                  -13.82% (1Q 1996)
--------------------------------------------------------------------------------

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3

TARGET 2020 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2020                  17.75% (3Q 2002)                  -16.61% (1Q 1996)
--------------------------------------------------------------------------------

TARGET 2025 FUND - INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2025                  20.36% (3Q 2002)                  -10.19% (1Q 1997)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the funds'
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' other share class calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k)

------
4

plans or IRAs. After-tax returns are shown only for Investor Class shares.
After-tax returns for the other share class will vary.

The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED                                          LIFE OF
DECEMBER 31, 2005                      1 YEAR   5 YEARS   10 YEARS   CLASS(1)
--------------------------------------------------------------------------------
Target 2010
Return Before Taxes                    1.33%    6.07%     6.52%      -
Return After Taxes on Distributions   -0.30%    3.75%     4.06%      -
Return After Taxes on Distributions
   and Sale of Fund Shares             0.96%    3.95%     4.14%      -
11/15/2010 STRIPS Issue(2)             1.83%    6.44%     7.07%      -
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year                 6.47%    7.41%     7.33%      -
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------
Target 2015
Return Before Taxes                    4.87%    7.72%     7.58%      -
Return After Taxes on Distributions    3.13%    5.55%     5.25%      -
Return After Taxes on Distributions
   and Sale of Fund Shares             3.33%    5.40%     5.12%      -
11/15/2015 STRIPS Issue(2)             5.45%    7.97%     8.14%      -
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year                 6.47%    7.41%     7.33%      -
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------
Target 2020
Return Before Taxes                   10.29%    8.95%     8.43%      -
Return After Taxes on Distributions    8.45%    5.70%     4.59%      -
Return After Taxes on Distributions
   and Sale of Fund Shares             6.85%    5.94%     5.10%      -
11/15/2020 STRIPS Issue(2)            10.91%    8.91%     8.96%      -
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year                 6.47%    7.41%     7.33%      -
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------
Target 2025
Return Before Taxes                   14.49%    9.77%      N/A      10.27%
Return After Taxes on Distributions   13.23%    6.53%      N/A       7.62%
Return After Taxes on Distributions    9.47%    6.73%      N/A       7.47%
   and Sale of Fund Shares
Fund benchmark(2)(3)                  15.74%    9.90%      N/A      10.78%(4)
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year                 6.47%    7.41%      N/A       8.02%(4)
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE: TARGET 2010: MARCH 25,
     1985; TARGET 2015: SEPTEMBER 1, 1986; TARGET 2020: DECEMBER 29, 1989; AND
     TARGET 2025: FEBRUARY 15, 1996. ONLY CLASSES WITH PERFORMANCE HISTORY FOR
     LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  THE BENCHMARK WAS AN 8/15/2025 STRIPS ISSUE FROM INCEPTION THROUGH
     JANUARY 1998, WHEN IT WAS CHANGED TO AN 11/15/2025 STRIPS ISSUE.

(4)  SINCE FEBRUARY 29, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

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5

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED                                  LIFE OF
DECEMBER 31, 2005                1 YEAR        5 YEARS       CLASS(1)
----------------------------------------------------------------------
Target 2010
Return Before Taxes              1.09%         5.80%         5.21%
11/15/2010 STRIPS Issue(2)       1.83%         6.44%         5.96%(3)
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year           6.47%         7.41%         6.60%(3)
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
----------------------------------------------------------------------
Target 2015
Return Before Taxes              4.60%         7.45%         8.82%
11/15/2015 STRIPS Issue(2)       5.45%         7.97%         9.92%(4)
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year           6.47%         7.41%         8.52%(4)
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
----------------------------------------------------------------------
Target 2020
Return Before Taxes             10.06%        8.67%          7.05%
11/15/2020 STRIPS Issue(2)      10.91%        8.91%          7.91%(3)
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year           6.47%        7.41%          6.60%(3)
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
----------------------------------------------------------------------
Target 2025
Return Before Taxes             14.20%        9.48%          8.66%
11/15/2025 STRIPS Issue(2)      15.74%        9.90%          9.39%(5)
   (reflects no deduction for
   fees, expenses or taxes)
Merrill Lynch 10+ Year           6.47%        7.41%          7.40%(5)
Treasury Total Return Index
   (reflects no deduction for
   fees, expenses or taxes)
----------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: TARGET 2010: OCTOBER
     20, 1998; TARGET 2015: JULY 23, 1999; TARGET 2020: OCTOBER 19, 1998; AND
     TARGET 2025: JUNE 1, 1998. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS
     THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE JULY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  SINCE MAY 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us or visit
americancentury.com.

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6

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
  Maximum Account Maintenance Fee                                        $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                   TOTAL ANNUAL
                    MANAGEMENT    AND SERVICE       OTHER        FUND OPERATING
                    FEE(1)        (12B-1) FEES (2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
Target 2010
  Investor Class    0.57%         None              0.01%        0.58%
--------------------------------------------------------------------------------
  Advisor Class     0.32%         0.50%             0.01%        0.83%
--------------------------------------------------------------------------------
Target 2015
  Investor Class    0.57%         None              0.01%        0.58%
--------------------------------------------------------------------------------
  Advisor Class     0.32%         0.50%             0.01%        0.83%
--------------------------------------------------------------------------------
Target 2020
  Investor Class    0.57%         None              0.01%        0.58%
--------------------------------------------------------------------------------
  Advisor Class     0.32%         0.50%             0.01%        0.83%
--------------------------------------------------------------------------------
Target 2025
  Investor Class    0.57%         None              0.01%        0.58%
--------------------------------------------------------------------------------
  Advisor Class     0.32%         0.50%             0.01%        0.83%
--------------------------------------------------------------------------------

(1)  THE FUNDS PAY THE ADVISOR A SINGLE UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUNDS TO OPERATE. THE FEES SHOWN
     ARE BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' UNIFIED MANAGEMENT FEE
     RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE
     The Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND INDIVIDUAL SHAREHOLDER SERVICES. IN
     ADDITION, HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Multiple Class
     Information AND Service, Distribution and Administrative Fees, PAGE 26.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

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7

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Target 2010
  Investor Class         $59            $186            $323            $724
--------------------------------------------------------------------------------
  Advisor Class          $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2015
  Investor Class         $59            $186            $323            $724
--------------------------------------------------------------------------------
  Advisor Class          $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2020
  Investor Class         $59            $186            $323            $724
--------------------------------------------------------------------------------
  Advisor Class          $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2025
  Investor Class         $59            $186            $323            $724
--------------------------------------------------------------------------------
  Advisor Class          $85            $264            $459            $1,022
--------------------------------------------------------------------------------

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8

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon
U.S. government agency securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon
U.S. Treasury security.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's weighted average maturity is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON SECURITIES?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature. Some zero-coupon securities are created by separating the interest and principal payment obligations of a traditional coupon-bearing bond. Each payment obligation becomes a separate zero-coupon security. Zero-coupon U.S. Treasury and U.S. government agency securities are created by financial institutions (such as broker-dealers), the
U.S. Treasury and other agencies of the federal government. The U.S. Treasury and other agencies of the federal government may also issue zero-coupon securities directly.

Zero-coupon U.S. Treasury securities (Treasury zeros) are created by separating a Treasury bond's interest and principal payment obligations. The important characteristic of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon U.S. government agency securities (agency zeros) operate in all respects like Treasury zeros, except that they are created by separating the interest and principal payment obligations of bonds issued by the agency. Unlike
Treasury zeros, payment of the final maturity value is the obligation of the issuing agency. If the agency zeros are ultimately backed by securities or payment obligations of the U.S. Treasury and are generally considered by the market to be of comparable credit quality, the manager considers them Treasury zero equivalents. Otherwise, the manager will limit purchases of such agency zeros to those that receive the highest rating (AAA) by an independent rating organization and will further limit such investments to 20% of a fund's assets.

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9

Zero-coupon securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

        [graphic of triangle]

        A FUND'S ANTICIPATED GROWTH RATE IS AN ESTIMATE OF THE ANNUALIZED RATE
        OF GROWTH OF THE FUND THAT AN INVESTOR MAY EXPECT FROM THE PURCHASE
        DATE TO THE FUND'S WEIGHTED AVERAGE MATURITY DATE.

        [graphic of triangle]

        THE ANTICIPATED VALUE AT MATURITY IS AN ESTIMATE OF A FUND'S NET ASSET
        VALUE AS OF THE FUND'S WEIGHTED AVERAGE MATURITY DATE. IT IS BASED ON
        THE MATURITY VALUES OF THE ZERO-COUPON SECURITIES HELD BY THE FUND.

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years. The AVM for the Advisor Class of each fund will differ from that of the Investor Class, depending on the expenses of that class.

Anticipated Values at Maturity
--------------------------------------------------------------------------------
               9/30/2001    9/30/2002    9/30/2003    9/30/2004    9/30/2005
--------------------------------------------------------------------------------
Target 2010    $104.90      $105.04      $105.22      $105.59      $105.62
--------------------------------------------------------------------------------
Target 2015    $113.56      $112.26      $112.88      $113.35      $113.00
--------------------------------------------------------------------------------
Target 2020    $108.24      $107.26      $107.48      $108.07      $108.21
--------------------------------------------------------------------------------
Target 2025    $116.77      $117.07      $117.43      $118.37      $116.83
--------------------------------------------------------------------------------

        [graphic of triangle]

        THIS TABLE IS DESIGNED TO SHOW THE NARROW RANGES IN WHICH EACH FUND'S
        AVMS VARY OVER TIME. THERE IS NO GUARANTEE THAT THE FUNDS' AVMS WILL
        FLUCTUATE AS LITTLE IN THE FUTURE.

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10

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The portfolio managers may begin buying traditional coupon-bearing securities consistent with a fund's investment objective and strategy.

*  As a fund's zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zeros, traditional coupon-bearing debt securities and cash equivalent securities.

*  Each fund will be liquidated near the end of its maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The portfolio managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S.
Treasury security that matures in the year identified in the fund's name.
However, an investment in the funds involves different risks. A precise forecast of a fund's final maturity value and yield to maturity is not possible.

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11

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

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12

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Strictly speaking, U.S. Treasury securities are not "rated." However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                 INTEREST RATE RISK      CREDIT RISK(1)      LIQUIDITY RISK(2)
--------------------------------------------------------------------------------
Target 2010      Lowest                  Low                 Low
--------------------------------------------------------------------------------
Target 2015      Medium                  Low                 Low
--------------------------------------------------------------------------------
Target 2020      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2025      Highest                 Low                 Low
--------------------------------------------------------------------------------

(1)  BECAUSE THE FUNDS ALL INVEST PRIMARILY IN ZERO-COUPON U.S. TREASURY
     SECURITIES AND THEIR EQUIVALENTS, THERE IS NO DIFFERENCE IN CREDIT RISK.
     U.S. TREASURY SECURITIES ARE CONSIDERED AMONG THE SAFEST SECURITIES IN THE
     WORLD BECAUSE THEY ARE BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED
     STATES.

(2)  THE TREASURY MARKET IS CONSIDERED THE MOST LIQUID IN THE WORLD.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

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13

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The management fee is calculated daily and paid monthly in arrears. Out of each fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the funds (the "Category Fee")
and (ii) the assets of all funds in the American Century family of funds (the
"Complex Fee"). The statement of additional information contains detailed information about the calculation of the management fee.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST       INVESTOR       ADVISOR
RECENT FISCAL YEAR ENDED SEPTEMBER 30, 2005              CLASS          CLASS
--------------------------------------------------------------------------------
Target 2010                                              0.57%          0.32%
--------------------------------------------------------------------------------
Target 2015                                              0.57%          0.32%
--------------------------------------------------------------------------------
Target 2020                                              0.57%          0.32%
--------------------------------------------------------------------------------
Target 2025                                              0.57%          0.32%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory contract with the advisor is available in the funds'
report to shareholders dated September 30, 2005.

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14

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad investment categories, such as money markets and taxable bonds. The individual listed below serves as the lead portfolio manager for the funds. As such, he is ultimately responsible for security selection and portfolio construction for the funds, as well as compliance with stated
investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team that manages the funds since August 1997. He joined American Century in
October 1991 and became a portfolio manager in August 1997. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

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15

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

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16

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m., Monday -
  Friday

BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

See ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT for more information about investing with us.

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17

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT for more information about investing with us.

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18

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

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19

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
20

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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21

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of ONE HOUR BEFORE the close of regular trading on the New York Stock
Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m.
Eastern time. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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22

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the fund's share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

*  cash

*  shares of another American Century mutual fund

------
23

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10% AND    TAX RATE FOR
TYPE OF DISTRIBUTION                  15% BRACKETS            ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income         Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                      15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
24

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
25

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the funds: Investor Class and
Advisor Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 Plan.
Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
26

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' Annual Report, which is available upon request.

------
27

TARGET 2010 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
---------------------------------------------------------------------------------------
                                       2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $86.70    $84.49    $81.12    $70.64    $59.92
---------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(1)            3.85      3.65      3.45      3.55      3.39
-------------------------------------
   Net Realized and                    (2.58)    (1.44)    (0.08)    6.93      7.33
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
   Total From Investment Operations    1.27      2.21      3.37      10.48     10.72
---------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (3.86)    (3.94)    (3.46)    (3.69)    (3.27)
-------------------------------------
   From Net Realized Gains             (1.58)    (4.52)    (2.20)    (0.66)    -
---------------------------------------------------------------------------------------
   Total Distributions                 (5.44)    (8.46)    (5.66)    (4.35)    (3.27)
---------------------------------------------------------------------------------------
Reverse Share Split                    5.44      8.46      5.66      4.35      3.27
---------------------------------------------------------------------------------------
Net Asset Value, End of Period         $87.97    $86.70    $84.49    $81.12    $70.64
=======================================================================================
   TOTAL RETURN(2)                     1.47%     2.62%     4.15%     14.84%    17.89%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.58%     0.58%     0.59%     0.59%     0.59%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets           4.39%     4.32%     4.21%     4.96%     5.15%
-------------------------------------
Portfolio Turnover Rate                22%       15%       45%       46%       60%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $211,088  $215,621  $262,825  $314,951  $288,867
---------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
28

TARGET 2015 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
---------------------------------------------------------------------------------------
                                       2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $72.10    $67.58    $64.60    $55.37    $48.01
---------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(1)            3.49      3.35      3.09      2.95      2.75
-------------------------------------
   Net Realized and                    0.24      1.17      (0.11)    6.28      4.61
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
   Total From Investment Operations    3.73      4.52      2.98      9.23      7.36
---------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (3.21)    (3.64)    (2.84)    (3.04)    (2.81)
-------------------------------------
   From Net Realized Gains             (1.33)    (2.19)    (0.16)    (0.08)    -
---------------------------------------------------------------------------------------
   Total Distributions                 (4.54)    (5.83)    (3.00)    (3.12)    (2.81)
---------------------------------------------------------------------------------------
Reverse Share Split                    4.54      5.83      3.00      3.12      2.81
---------------------------------------------------------------------------------------
Net Asset Value, End of Period         $75.83    $72.10    $67.58    $64.60    $55.37
=======================================================================================
   TOTAL RETURN(2)                     5.18%     6.69%     4.61%     16.65%    15.35%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.58%     0.58%     0.59%     0.59%     0.59%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets           4.68%     4.92%     4.72%     5.28%     5.30%
-------------------------------------
Portfolio Turnover Rate                9%        12%       17%       24%       23%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $199,692  $156,287  $149,266  $175,421  $145,567
---------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
29

TARGET 2020 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------
                                      2005      2004      2003      2002      2001
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $52.32    $48.19    $46.23    $39.09    $34.79
--------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(1)           2.46      2.34      2.19      2.07      1.90
-------------------------------------
   Net Realized and                   3.28      1.79      (0.23)    5.07      2.40
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
   Total From Investment Operations   5.74      4.13      1.96      7.14      4.30
--------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income         (2.38)    (2.47)    (2.13)    (2.43)    (1.79)
-------------------------------------
   From Net Realized Gains            (0.97)    (2.63)    (3.37)    (4.62)    (3.19)
--------------------------------------------------------------------------------------
   Total Distributions                (3.35)    (5.10)    (5.50)    (7.05)    (4.98)
--------------------------------------------------------------------------------------
Reverse Share Split                   3.35      5.10      5.50      7.05      4.98
--------------------------------------------------------------------------------------
Net Asset Value, End of Period        $58.06    $52.32    $48.19    $46.23    $39.09
======================================================================================
   TOTAL RETURN(2)                    10.97%    8.57%     4.24%     18.27%    12.36%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.58%     0.57%     0.59%     0.59%     0.59%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets          4.38%     4.83%     4.68%     5.21%     5.10%
-------------------------------------
Portfolio Turnover Rate               10%       26%       45%       24%       54%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $179,410  $173,662  $180,656  $210,814  $225,535
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
30

TARGET 2025 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------
                                       2005      2004     2003      2002      2001
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $43.80    $39.67   $38.95    $33.25    $29.32
--------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(1)            1.99      1.90     1.79      1.70      1.62
--------------------------------------
   Net Realized and                    5.28      2.23     (1.07)    4.00      2.31
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
   Total From Investment Operations    7.27      4.13     0.72      5.70      3.93
--------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income          (2.54)    (2.08)   (2.06)    (2.26)    (2.00)
--------------------------------------
   From Net Realized Gains             (6.03)    (2.17)   (2.36)    (0.80)    (0.42)
--------------------------------------------------------------------------------------
   Total Distributions                 (8.57)    (4.25)   (4.42)    (3.06)    (2.42)
--------------------------------------------------------------------------------------
Reverse Share Split                    8.57      4.25     4.42      3.06      2.42
--------------------------------------------------------------------------------------
Net Asset Value, End of Period         $51.07    $43.80   $39.67    $38.95    $33.25
======================================================================================
   TOTAL RETURN(2)                     16.61%    10.41%   1.85%     17.14%    13.40%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.58%     0.58%    0.59%     0.59%     0.59%
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets           4.05%     4.74%    4.64%     5.13%     5.15%
--------------------------------------
Portfolio Turnover Rate                26%       24%      22%       23%       25%
--------------------------------------
Net Assets, End of Period
(in thousands)                         $191,326  $92,440  $151,701  $217,965  $310,094
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
31

TARGET 2010 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------
                                        2005     2004     2003     2002     2001
----------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $85.50   $83.53   $80.41   $70.19   $59.67
----------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(1)             3.57     3.39     3.21     3.32     3.22
-------------------------------------
   Net Realized and                     (2.53)   (1.42)   (0.09)   6.90     7.30
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------
   Total From Investment Operations     1.04     1.97     3.12     10.22    10.52
----------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (3.64)   (3.72)   (3.27)   (3.51)   (3.12)
-------------------------------------
   From Net Realized Gains              (1.58)   (4.52)   (2.20)   (0.66)   -
----------------------------------------------------------------------------------
   Total Distributions                  (5.22)   (8.24)   (5.47)   (4.17)   (3.12)
----------------------------------------------------------------------------------
Reverse Share Split                     5.22     8.24     5.47     4.17     3.12
----------------------------------------------------------------------------------
Net Asset Value, End of Period          $86.54   $85.50   $83.53   $80.41   $70.19
==================================================================================
   TOTAL RETURN(2)                      1.21%    2.36%    3.88%    14.56%   17.63%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.83%    0.83%    0.84%    0.84%    0.84%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets            4.14%    4.07%    3.96%    4.71%    4.90%
-------------------------------------
Portfolio Turnover Rate                 22%      15%      45%      46%      60%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $6,402   $5,096   $3,591   $1,960   $2,729
----------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
32

TARGET 2015 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------
                                       2005     2004     2003     2002    2001
----------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $71.19   $66.89   $64.10   $55.09  $47.87
----------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(1)            3.26     3.15     2.93     2.79    2.63
-------------------------------------
   Net Realized and                    0.23     1.15     (0.14)   6.22    4.59
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------
   Total From Investment Operations    3.49     4.30     2.79     9.01    7.22
----------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (3.02)   (3.47)   (2.69)   (2.91)  (2.68)
-------------------------------------
   From Net Realized Gains             (1.33)   (2.19)   (0.16)   (0.08)  -
----------------------------------------------------------------------------------
   Total Distributions                 (4.35)   (5.66)   (2.85)   (2.99)  (2.68)
----------------------------------------------------------------------------------
Reverse Share Split                    4.35     5.66     2.85     2.99    2.68
----------------------------------------------------------------------------------
Net Asset Value, End of Period         $74.68   $71.19   $66.89   $64.10  $55.09
==================================================================================
   TOTAL RETURN(2)                     4.90%    6.43%    4.35%    16.36%  15.08%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.83%    0.83%    0.84%    0.84%   0.84%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets           4.43%    4.67%    4.47%    5.03%   5.05%
-------------------------------------
Portfolio Turnover Rate                9%       12%      17%      24%     23%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $1,295   $876     $498     $97     $35
----------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
33

TARGET 2020 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
------------------------------------------------------------------------------------
                                        2005      2004     2003     2002     2001
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $51.60    $47.65   $45.83   $38.85   $34.66
------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(1)             2.29      2.18     2.06     1.95     1.82
-------------------------------------
   Net Realized and                     3.23      1.77     (0.24)   5.03     2.37
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------
   Total From Investment Operations     5.52      3.95     1.82     6.98     4.19
------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (2.25)    (2.35)   (2.02)   (2.34)   (1.70)
-------------------------------------
   From Net Realized Gains              (0.97)    (2.63)   (3.37)   (4.62)   (3.19)
------------------------------------------------------------------------------------
   Total Distributions                  (3.22)    (4.98)   (5.39)   (6.96)   (4.89)
------------------------------------------------------------------------------------
Reverse Share Split                     3.22      4.98     5.39     6.96     4.89
------------------------------------------------------------------------------------
Net Asset Value, End of Period          $57.12    $51.60   $47.65   $45.83   $38.85
====================================================================================
   TOTAL RETURN(2)                      10.70%    8.29%    3.97%    17.97%   12.09%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.83%     0.83%    0.84%    0.84%    0.84%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets            4.13%     4.57%    4.43%    4.96%    4.85%
-------------------------------------
Portfolio Turnover Rate                 10%       26%      45%      24%      54%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $10,417   $4,073   $3,048   $1,389   $1,599
------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
34

TARGET 2025 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
-----------------------------------------------------------------------------------
                                        2005     2004     2003      2002     2001
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $43.14   $39.18   $38.56    $33.01   $29.17
-----------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(1)             1.84     1.76     1.68      1.60     1.54
--------------------------------------
   Net Realized and                     5.20     2.20     (1.06)    3.95     2.30
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
   Total From Investment Operations     7.04     3.96     0.62      5.55     3.84
-----------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income           (2.43)   (1.97)   (1.97)    (2.18)   (1.91)
--------------------------------------
   From Net Realized Gains              (6.03)   (2.17)   (2.36)    (0.80)   (0.42)
-----------------------------------------------------------------------------------
   Total Distributions                  (8.46)   (4.14)   (4.33)    (2.98)   (2.33)
-----------------------------------------------------------------------------------
Reverse Share Split                     8.46     4.14     4.33      2.98     2.33
-----------------------------------------------------------------------------------
Net Asset Value, End of Period          $50.18   $43.14   $39.18    $38.56   $33.01
===================================================================================
   TOTAL RETURN(2)                      16.33%   10.11%   1.61%     16.81%   13.16%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.83%    0.83%    0.84%     0.84%    0.84%
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets            3.80%    4.49%    4.39%     4.88%    4.90%
--------------------------------------
Portfolio Turnover Rate                 26%      24%      22%       23%      25%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $6,072   $578     $595      $431     $997
-----------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
35

NOTES

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section, Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE          TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
Target 2010 Fund
  Investor Class            965                BTTNX           Tg2010
--------------------------------------------------------------------------------
  Advisor Class             765                ACTRX           Tg2010
--------------------------------------------------------------------------------
Target 2015 Fund
  Investor Class            966                BTFTX           Tg2015
--------------------------------------------------------------------------------
  Advisor Class             766                ACTTX           Tg2015
--------------------------------------------------------------------------------
Target 2020 Fund
  Investor Class            967                BTTTX           Tg2020
--------------------------------------------------------------------------------
  Advisor Class             767                ACTEX           Tg2020
--------------------------------------------------------------------------------
Target 2025 Fund
  Investor Class            968                BTTRX           Tg2025
--------------------------------------------------------------------------------
  Advisor Class             768                ACTVX           Tg2025
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0602
SH-PRS-46300

February 1, 2006

American Century Investments
statement of additional information

American Century Target Maturities Trust

Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUS DATED FEBRUARY 1, 2006 BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------
1

THE FUNDS' HISTORY

American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March
25, 1985. Until January 1997, it was known as Benham Target Maturities Trust.
Throughout this statement of additional information we refer to American Century
Target Maturities Trust as the Trust.

Each fund is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

FUND                      TICKER SYMBOL           INCEPTION DATE
-------------------------------------------------------------------------------
Target 2010 Fund
  Investor Class            BTTNX                     03/25/1985
-------------------------------------------------------------------------------
  Advisor Class             ACTRX                     10/20/1998
-------------------------------------------------------------------------------
Target 2015 Fund
  Investor Class            BTFTX                     09/01/1986
-------------------------------------------------------------------------------
  Advisor Class             ACTTX                     07/23/1999
-------------------------------------------------------------------------------
Target 2020 Fund
  Investor Class            BTTTX                     12/29/1989
-------------------------------------------------------------------------------
  Advisor Class             ACTEX                     10/19/1998
-------------------------------------------------------------------------------
Target 2025 Fund
  Investor Class            BTTRX                     02/15/1996
-------------------------------------------------------------------------------
  Advisor Class             ACTVX                     06/01/1998
-------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on the next page. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities).

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

------
2

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and strategies the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to a fund's overall risk profile.

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks and the Federal Farm Credit Banks.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury. The funds will limit their purchase of zero-coupon U.S. government agency securities to those that receive the highest rating (AAA) by an independent rating organization.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

------
3

Managing to the Target Year

ANTICIPATED VALUE AT MATURITY

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the funds are open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the portfolio managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the portfolio managers attempt to track the price behavior of a directly held zero-coupon U.S. Treasury security by:

(1)  Maintaining a weighted average maturity within the fund's target maturity year;

(2)  Investing at least 90% of assets in securities that mature within one year of the fund's target maturity year;

(3)  Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero and in their equivalents);

(4)  Under normal conditions, maintaining a cash balance of less than 1%;

(5)  Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6)  Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the portfolio managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

     AVM = NAV(1+AGR)2T
               ------
                 2

where NAV = the fund's current price per share, T = the fund's weighted average term to maturity in years, and AGR = the fund's anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the portfolio managers calculate AVM for each fund each day the funds are open for business.

In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, each fund has made an undertaking to the Securities and Exchange
Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund's target maturity year.

ANTICIPATED GROWTH RATE

The portfolio managers also calculate an anticipated growth rate (AGR) for each fund each day the funds are open for business. AGR calculated on the date of purchase is the annualized rate of growth an investor may expect from that purchase date to the fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the

------
4

investor will reinvest all dividends and capital gain distributions (if any) and that the fund's expense ratio and portfolio composition will remain constant.
Each fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the fund's investments.

The advisor expects that shareholders who hold their shares until a fund's weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

As a demonstration of how the funds have behaved over time, the following tables show the AGR and AVM for the Investor Class of each fund as of September 30 for each of the past five years.

The AVM for the Advisor Class of each fund will differ from that of the Investor
Class, depending on the expenses of that class.

The funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the funds' AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

ANTICIPATED
GROWTH RATE         9/30/2001   9/30/2002   9/30/2003   9/30/2004   9/30/2005
--------------------------------------------------------------------------------
Target 2010         4.42%       3.24%       3.15%       3.30%       3.68%
--------------------------------------------------------------------------------
Target 2015         5.14%       4.28%       4.30%       4.13%       4.02%
--------------------------------------------------------------------------------
Target 2020         5.43%       4.76%       4.82%       4.62%       4.23%
--------------------------------------------------------------------------------
Target 2025         5.30%       4.86%       5.01%       4.79%       4.22%
--------------------------------------------------------------------------------

ANTICIPATED
VALUE AT MATURITY   9/30/2001   9/30/2002   9/30/2003   9/30/2004   9/30/2005
--------------------------------------------------------------------------------
Target 2010         $104.90     $105.04     $105.22     $105.59     $105.62
--------------------------------------------------------------------------------
Target 2015         $113.56     $112.26     $112.88     $113.35     $113.00
--------------------------------------------------------------------------------
Target 2020         $108.24     $107.26     $107.48     $108.07     $108.21
--------------------------------------------------------------------------------
Target 2025         $116.77     $117.07     $117.43     $118.37     $116.83
--------------------------------------------------------------------------------

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes and bonds are direct obligations of the U.S.
Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates.
Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

Cash Management

Each fund may invest in U.S. government agency overnight discount notes or up to
5% of its total assets in any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

------
5

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Loans of Portfolio Securities

Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century
Investment Management, Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in the prospectus may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

------
6

SUBJECT                  POLICY
--------------------------------------------------------------------------------
Senior Securities        A fund may not issue senior securities, except as
                         permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                A fund may not borrow money, except for temporary
                         or emergency purposes (not for leveraging or
                         investment) in an amount not exceeding 33-1/3%
                         of the fund's total assets.
--------------------------------------------------------------------------------
Lending                  A fund may not lend any security or make any
                         other loan if, as a result, more than 33-1/3% of the
                         fund's total assets would be lent to other parties,
                         except (i) through the purchase of debt securities
                         in accordance with its investment objective,
                         policies and limitations or (ii) by engaging in
                         repurchase agreements with respect to portfolio
                         securities.
--------------------------------------------------------------------------------
Real Estate              A fund may not purchase or sell real estate
                         unless acquired as a result of ownership of
                         securities or other instruments. This policy shall
                         not prevent a fund from investing in securities or
                         other instruments backed by real estate or
                         securities of companies that deal in real estate
                         or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration            A fund may not concentrate its investments in
                         securities of issuers in a particular industry
                         (other than securities issued or guaranteed by
                         the U.S. government or any of its agencies or
                         instrumentalities).
--------------------------------------------------------------------------------
Underwriting             A fund may not act as an underwriter of
                         securities issued by others, except to the
                         extent that the fund may be considered an
                         underwriter within the meaning of the Securities
                         Act of 1933 in the disposition of restricted
                         securities.
--------------------------------------------------------------------------------
Commodities              A fund may not purchase or sell physical
                         commodities unless acquired as a result of
                         ownership of securities or other instruments,
                         provided that this limitation shall not prohibit the
                         fund from purchasing or selling options and
                         futures contracts or from investing in securities
                         or other instruments backed by physical
                         commodities.
--------------------------------------------------------------------------------
Control                  A fund may not invest for purposes of exercising
                         control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits on borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

------
7

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                     POLICY
--------------------------------------------------------------------------------
Leveraging                  A fund may not purchase additional investment
                            securities at any time during which outstanding
                            borrowings exceed 5% of the total assets of
                            the fund.
--------------------------------------------------------------------------------
Liquidity                   A fund may not purchase any security or enter
                            into a repurchase agreement if, as a result, more
                            than 15% of its net assets would be invested in
                            repurchase agreements not entitling the holder
                            to payment of principal and interest within seven
                            days and in securities that are illiquid by virtue
                            of legal or contractual restrictions on resale or
                            the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                 A fund may not sell securities short, unless it
                            owns or has the right to obtain securities
                            equivalent in kind and amount to the securities
                            sold short, and provided that transactions in
                            futures contracts and options are not deemed
                            to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                      A fund may not purchase securities on margin,
                            except to obtain such short-term credits as are
                            necessary for the clearance of transactions, and
                            provided that margin payments in connection
                            with futures contracts and options on futures
                            contracts shall not constitute purchasing
                            securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objectives or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities

*  other money market funds

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the portfolio managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates are listed in the Financial Highlights tables in the prospectus.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment

------
8

advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Trustees
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

Independent Trustees
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, BROCADE
COMMUNICATIONS SYSTEMS, INC. (May 2001 to December 2005); Vice President,
Administration, BROCADE COMMUNICATIONS SYSTEMS, INC. (November 2004 to December
2005); Vice President, Finance, BROCADE COMMUNICATIONS SYSTEMS, INC. (November
2000 to November 2004)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, REGIS
MANAGEMENT COMPANY, LLC (April 2004 to present); Partner and Founder, BAY
PARTNERS (Venture capital firm, 1976 to present); Partner and Founder, WARE &
FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, STANFORD LAW SCHOOL (1979 to present); Marc and Eva Stern
Professor of Law and Business, COLUMBIA UNIVERSITY SCHOOL OF LAW (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

------
9

KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, OFFIT HALL CAPITAL MANAGEMENT, LLC (April 2002 to
present); President and Managing Director, LAUREL MANAGEMENT COMPANY, LLC (1996
to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1980

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, OAK HILL PLATINUM
PARTNERS, and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, STANFORD GRADUATE SCHOOL OF BUSINESS (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, DIMENSIONAL FUND ADVISORS
(investment advisor, 1982 to present); Director, CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2002

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, STANFORD
UNIVERSITY (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, CADENCE DESIGN SYSTEMS (1992 to
present); Director, WATSON WYATT WORLDWIDE (2002 to present); Director,
PALMSOURCE INC. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1984

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
WINDY HILL PRODUCTIONS, LP (educational software)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 34

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, QUINTUS CORPORATION (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry above under "Interested
Trustees."

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Managing Director, MORGAN STANLEY (March 2000 to
November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

------
10

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Senior Vice President, Treasurer and Chief
Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present). Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 1998

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUNDS: Controller(1)

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Investment Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Investment Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present). Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

------
11

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.
--------------------------------------------------------------------------------
COMMITTEE: Audit and Compliance

MEMBERS: Antonio Canova, Ronald J. Gilson, Jeanne D. Wohlers

FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------
COMMITTEE: Corporate Governance

MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested trustees only) and shareholders.
Shareholders may submit trustee nominations to the Corporate Secretary, American
Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Portfolio

MEMBERS: Myron S. Scholes, John Freidenrich, Kathryn A. Hall, William M. Lyons
(ad hoc)

FUNCTION: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------
COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, William M. Lyons (ad hoc)

FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

------
12

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                                            TOTAL COMPENSATION
                                                            FROM THE AMERICAN
                              TOTAL COMPENSATION            CENTURY FAMILY OF
NAME OF TRUSTEE               FROM THE FUNDS(1)             FUNDS(2)
--------------------------------------------------------------------------------
Antonio Canova(3)             $309                          $47,750
--------------------------------------------------------------------------------
Albert Eisenstat(4)           $7,715                        $67,000
--------------------------------------------------------------------------------
John Freidenrich(5)           $7,532                        $83,540
--------------------------------------------------------------------------------
Ronald J. Gilson              $8,819                        $135,000
--------------------------------------------------------------------------------
Kathryn A. Hall               $7,844                        $81,500
--------------------------------------------------------------------------------
Myron S. Scholes              $8,122                        $88,500
--------------------------------------------------------------------------------
Kenneth E. Scott(6)           $8,225                        $77,333
--------------------------------------------------------------------------------
John B. Shoven                $8,055                        $88,500
--------------------------------------------------------------------------------
Jeanne D. Wohlers             $8,045                        $86,500
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES FOR THE FISCAL YEAR ENDED
     SEPTEMBER 30, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     CANOVA, $47,750; MR. EISENSTAT, $67,000; MR. GILSON, $135,000; MS. HALL,
     $76,250; MR. SCHOLES, $88,500; MR. SCOTT, $77,333; MR. SHOVEN, $88,500; AND
     MS. WOHLERS, $53,200.

(3)  MR. CANOVA JOINED THE BOARD ON MARCH 1, 2005.

(4)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(5)  MR. FREIDENRICH JOINED THE TRUST'S ADVISORY BOARD ON AUGUST 26, 2004.
     HE JOINED THE BOARD OF TRUSTEES ON MARCH 1, 2005.

(6)  MR. SCOTT RETIRED FROM THE BOARD ON JANUARY 12, 2006.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

------
13

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended September 30, 2005.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2005, as shown in the table below:

                                              NAME OF TRUSTEES
--------------------------------------------------------------------------------
                              WILLIAM M.    ANTONIO     JOHN          RONALD J.
                              LYONS         CANOVA      FREIDENRICH   GILSON
--------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
--------------------------------------------------------------------------------
   Target 2010                A              A          A             A
--------------------------------------------------------------------------------
   Target 2015                A              A          A             A
--------------------------------------------------------------------------------
   Target 2020                A              A          A             A
--------------------------------------------------------------------------------
   Target 2025                A              A          A             B
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Trustees in Family of
Investment Companies          E              A          A             E
--------------------------------------------------------------------------------

                                              NAME OF TRUSTEES
--------------------------------------------------------------------------------
                              KATHRYN A.    MYRON S.    JOHN B.    JEANNE D.
                              HALL          SCHOLES     SHOVEN     WOHLERS
--------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
--------------------------------------------------------------------------------
   Target 2010                A             A           A          A
--------------------------------------------------------------------------------
   Target 2015                A             A           A          A
--------------------------------------------------------------------------------
   Target 2020                A             A           A          A
--------------------------------------------------------------------------------
   Target 2025                A             A           A          A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Trustees in Family of
Investment Companies          E             E           E          E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

------
14

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semiannual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

------
15

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of December 20,
2005 are as follows:

*  Aetna, Inc.
*  American Fidelity Assurance Co.
*  AUL/American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.

------
16

*  Cambridge Financial Services, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  CRA RogersCasey, Inc.
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Evaluation Associates, LLC
*  Evergreen Investments
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Life Insurance Company & Annuity Co.
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Jeffrey Slocum & Associates, Inc.
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  National Life Insurance Company
*  Nationwide Financial
*  New England Pension Consultants
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  Rocaton Investment Advisors, LLC
*  S&P Financial Communications
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management

------
17

*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third

------
18

party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Trustees exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 30, 2005, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

                                           PERCENTAGE OF         PERCENTAGE OF
                                           OUTSTANDING           OUTSTANDING
FUND/                                      SHARES OWNED          SHARES OWNED
CLASS         SHAREHOLDER                  OF RECORD             BENEFICIALLY(1)
--------------------------------------------------------------------------------
Target 2010
--------------------------------------------------------------------------------
  Investor Class
              Charles Schwab & Co.         15%                   0%
              San Francisco, CA

              National Financial           6%                    0%
              Services Corp.
              New York, NY
--------------------------------------------------------------------------------
  Advisor Class
              Charles Schwab & Co.         61%                   0%
              San Francisco, CA

              National Financial           14%                   0%
              Services LLC
              New York, NY
--------------------------------------------------------------------------------
Target 2015
--------------------------------------------------------------------------------
  Investor Class
              Charles Schwab & Co.         35%                   0%
              San Francisco, CA

              National Financial           9%                    0%
              Services Corp.
              New York, NY
--------------------------------------------------------------------------------
  Advisor Class
              National Financial           57%                   0%
              Services LLC
              New York, NY

              Pershing LLC                 11%                   0%
              Jersey City, NJ
--------------------------------------------------------------------------------
Target 2020
--------------------------------------------------------------------------------
  Investor Class
              Charles Schwab & Co.         21%                   0%
              San Francisco, CA

              National Financial           10%                   0%
              Services Corp.
              New York, NY
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
19

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
FUND/                                         SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                         OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Target 2020
--------------------------------------------------------------------------------
  Advisor Class
          Charles Schwab & Co.                45%               0%
          San Francisco, CA

          National Financial                  14%               0%
          Services LLC
          New York, NY

          Mitra & Co.                         7%                0%
          Milwaukee, WI
--------------------------------------------------------------------------------
Target 2025
--------------------------------------------------------------------------------
  Investor Class
          Charles Schwab & Co.                23%               0%
          San Francisco, CA

          National Financial                  12%               0%
          Services Corp.
          New York, NY

          First National Bank in Pratt        8%                0%
          Pratt, KS

          National Inv Svcs                   6%                0%
          Corp Spec Cust
          New York, NY

          Pershing LLC                        6%                0%
          Jersey City, NJ
--------------------------------------------------------------------------------
  Advisor Class
          Charles Schwab & Co.                52%               0%
          San Francisco CA

          MG Trust Company                    19%               0%
          Agent for Frontier Trust Co
          TR Pinehurst Surgical
          Clinic PA Reti
          Fargo, ND

          Wilmington Trust Comp TTEE          13%               0%
          FBO Fairmount Minerals Ltd
          401K Plan
          Wilmington, DE

          National Financial Services LLC     8%                0%
          New York, NY
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Target Maturities Trust. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of December 30, 2005, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the
Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

------
20

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectus under the heading, MANAGEMENT.

For the services provided to the funds, the advisor receives a unified management fee based on a percentage of the net assets of a fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading MANAGEMENT in the funds' prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR TARGET 2010,
TARGET 2015, TARGET 2020 AND TARGET 2025
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.3600%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.3080%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.2780%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.2580%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2450%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2430%
--------------------------------------------------------------------------------
Thereafter                                                              0.2425%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                                   FEE RATE                       FEE RATE
COMPLEX ASSETS                     INVESTOR CLASS                 ADVISOR CLASS
--------------------------------------------------------------------------------
First $2.5 billion                 0.3100%                        0.0600%
--------------------------------------------------------------------------------
Next $7.5 billion                  0.3000%                        0.0500%
--------------------------------------------------------------------------------
Next $15 billion                   0.2985%                        0.0485%
--------------------------------------------------------------------------------
Next $25 billion                   0.2970%                        0.0470%
--------------------------------------------------------------------------------
Next $25 billion                   0.2870%                        0.0370%
--------------------------------------------------------------------------------
Next $25 billion                   0.2800%                        0.0300%
--------------------------------------------------------------------------------
Next $25 billion                   0.2700%                        0.0200%
--------------------------------------------------------------------------------
Next $25 billion                   0.2650%                        0.0150%
--------------------------------------------------------------------------------
Next $25 billion                   0.2600%                        0.0100%
--------------------------------------------------------------------------------
Next $25 billion                   0.2550%                        0.0050%
--------------------------------------------------------------------------------
Thereafter                         0.2500%                        0.0000%
--------------------------------------------------------------------------------

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21

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

*  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

*  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

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22

Unified management fees incurred by each fund by class for the fiscal periods ended September 30, 2005, 2004, and 2003, are indicated in the following table.

UNIFIED MANAGEMENT FEES
FUND                    2005                   2004                   2003
--------------------------------------------------------------------------------
Target 2010
  Investor              $1,218,081             $1,311,488             $1,699,266
--------------------------------------------------------------------------------
  Advisor               $18,427                $14,173                $8,804
--------------------------------------------------------------------------------
Target 2015
  Investor              $1,002,909             $829,143               $963,544
--------------------------------------------------------------------------------
  Advisor               $3,187                 $1,999                 $1,277
--------------------------------------------------------------------------------
Target 2020
  Investor              $1,021,092             $934,315               $1,142,808
--------------------------------------------------------------------------------
  Advisor               $19,326                $14,017                $9,077
--------------------------------------------------------------------------------
Target 2025
  Investor              $724,668               $682,805               $1,022,941
--------------------------------------------------------------------------------
  Advisor               $6,741                 $2,020                 $1,516
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2005)
                                                                  OTHER
                                                                  ACCOUNTS
                                                                  (E.G.,
                                    REGISTERED      OTHER         SEPARATE
                                    INVESTMENT      POOLED        ACCOUNTS
                                    COMPANIES       INVESTMENT    AND
                                    (E.G., OTHER    VEHICLES      CORPORATE
                                    AMERICAN        (E.G.,        ACCOUNTS,
                                    CENTURY         COMMINGLED    INCLUDING
                                    FUNDS AND       TRUSTS AND    INCUBATION
                                    AMERICAN        529           STRATEGIES
                                    CENTURY -       EDUCATION     AND
                                    SUBADVISED      SAVINGS       CORPORATE
                                    FUNDS)          PLANS)        MONEY)
--------------------------------------------------------------------------------
TARGET 2010 FUND
--------------------------------------------------------------------------------
Jeremy Fletcher  Number of Other    6               0             0
                 Accounts Managed
                 ---------------------------------------------------------------
                 Assets in Other    $2,473,317,694  N/A           N/A
                 Accounts Managed
--------------------------------------------------------------------------------
Target 2015 Fund
--------------------------------------------------------------------------------
Jeremy Fletcher  Number of Other    6               0             0
                 Accounts Managed
                 ---------------------------------------------------------------
                 Assets in Other    $2,490,136,019  N/A           N/A
                 Accounts Managed
--------------------------------------------------------------------------------
Target 2020 Fund
--------------------------------------------------------------------------------
Jeremy Fletcher  Number of Other    6               0             0
                 Accounts Managed
                 ---------------------------------------------------------------
                 Assets in Other    $2,501,578,853  N/A           N/A
                 Accounts Managed
--------------------------------------------------------------------------------
Target 2025 Fund
--------------------------------------------------------------------------------
Jeremy Fletcher  Number of Other    6               0             0
                 Accounts Managed
                 ---------------------------------------------------------------
                 Assets in Other    $2,495,626,166  N/A           N/A
                 Accounts Managed
--------------------------------------------------------------------------------

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23

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

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24

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio manager as of September 30, 2005, the fund's most recent fiscal year end.

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25

OWNERSHIP OF SECURITIES
-----------------------------------------------------------------
                                        AGGREGATE DOLLAR RANGE
                                        OF SECURITIES IN FUND
-----------------------------------------------------------------
Target 2010 Fund
     Jeremy Fletcher(1)                  A
-----------------------------------------------------------------
Target 2015 Fund
     Jeremy Fletcher(1)                  A
-----------------------------------------------------------------
Target 2020 Fund
     Jeremy Fletcher                     B
-----------------------------------------------------------------
Target 2025 Fund
     Jeremy Fletcher(1)                  A
-----------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payments, see the above discussion under the caption INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

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26

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
September 30, 2005, 2004 and 2003, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of the most recently completed fiscal year, the funds owned no securities of its regular brokers or dealers (as defined by Rule 10b-1 under the
Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the
Trust, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS
STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

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27

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

FUND LIQUIDATIONS

Near the end of each fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another
American Century fund. The estimated expenses of terminating and liquidating a fund's portfolio securities will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of that fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to two classes of shares: an Investor Class and an Advisor Class.

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28

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. In addition to the management fee, however, the Advisor
Class shares are subject to a Master Distribution and Shareholder Services Plan
(the Advisor Class Plan) described below. The Advisor Class Plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' Advisor Class have approved and entered into the Advisor Class Plan. The plan is described below.

In adopting the plan, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plan would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition for the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the plan. Continuance of the plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the plan will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

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29

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Trustees has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services including past distribution services (as described below). This payment is fixed at 0.50%, and is not based on expenses incurred by the distributor. During the fiscal year ended September 30, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

        Target 2010        $28,920
        Target 2015         $5,002
        Target 2020        $30,370
        Target 2025        $10,614

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended September 30, 2005, the amount of fees paid under the Advisor Class Plan for shareholder services was:

        Target 2010        $14,460
        Target 2015         $2,501
        Target 2020        $15,185
        Target 2025         $5,307

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

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30

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended September 30, 2005, the amount of fees paid under the Advisor Class Plan for distribution services was:

        Target 2010        $14,460
        Target 2015         $2,501
        Target 2020        $15,185
        Target 2025         $5,307

Payments to Dealers

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectus. The prospectus is available to investors without charge and may be obtained by calling us.

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31

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV is calculated as of ONE HOUR BEFORE the close of regular trading on the New
York Stock Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New
Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although
the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

A fund's NAV is the current value of a fund's assets, minus any liabilities, divided by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced using data supplied by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

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32

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended September 30, 2005 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the
financial statements included in the funds' Annual Report for the fiscal year ended September 30, 2005 are incorporated herein by reference.

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EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                  This is the highest rating assigned by S&P to a debt
                     obligation. It indicates an extremely strong capacity
                     to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                   Debt rated in this category is considered to have a
                     very strong capacity to pay interest and repay
                     principal. It differs from the highest-rated obligations
                     only in small degree.
--------------------------------------------------------------------------------
A                    Debt rated A has a strong capacity to pay interest
                     and repay principal, although it is somewhat more
                     susceptible to the adverse effects of changes in
                     circumstances and economic conditions than debt
                     in higher-rated categories.
--------------------------------------------------------------------------------
BBB                  Debt rated in this category is regarded as having an
                     adequate capacity to pay interest and repay principal.
                     While it normally exhibits adequate protection
                     parameters, adverse economic conditions or changing
                     circumstances are more likely to lead to a weakened
                     capacity to pay interest and repay principal for debt in
                     this category than in higher-rated categories. Debt
                     rated below BBB is regarded as having significant
                     speculative characteristics.
--------------------------------------------------------------------------------
BB                   Debt rated in this category has less near-term
                     vulnerability to default than other speculative issues.
                     However, it faces major ongoing uncertainties or
                     exposure to adverse business, financial, or economic
                     conditions that could lead to inadequate capacity to
                     meet timely interest and principal payments. The BB
                     rating also is used for debt subordinated to senior
                     debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B                    Debt rated in this category is more vulnerable to
                     nonpayment than obligations rated 'BB', but currently
                     has the capacity to pay interest and repay principal.
                     Adverse business, financial, or economic conditions
                     will likely impair the obligor's capacity or willingness
                     to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                  Debt rated in this category is currently vulnerable to
                     nonpayment and is dependent upon favorable
                     business, financial, and economic conditions to meet
                     timely payment of interest and repayment of principal.
                     In the event of adverse business, financial, or
                     economic conditions, it is not likely to have the
                     capacity to pay interest and repay principal. The CCC
                     rating category is also used for debt subordinated to
                     senior debt that is assigned an actual or implied B or
                     B- rating.
--------------------------------------------------------------------------------
CC                   Debt rated in this category is currently highly
                     vulnerable to nonpayment. This rating category is
                     also applied to debt subordinated to senior debt that
                     is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                    The rating C typically is applied to debt subordinated
                     to senior debt, and is currently highly vulnerable to
                     nonpayment of interest and principal. This rating may
                     be used to cover a situation where a bankruptcy
                     petition has been filed or similar action taken, but
                     debt service payments are being continued.
--------------------------------------------------------------------------------
D                    Debt rated in this category is in default. This rating is
                     used when interest payments or principal repayments
                     are not made on the date due even if the applicable
                     grace period has not expired, unless S&P believes
                     that such payments will be made during such grace
                     period. It also will be used upon the filing of a
                     bankruptcy petition or the taking of a similar action
                     if debt service payments are jeopardized.
--------------------------------------------------------------------------------

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34

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                    This is the highest rating assigned by Moody's to a
                       debt obligation. It indicates an extremely strong
                       capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                     Debt rated in this category is considered to have a
                       very strong capacity to pay interest and repay
                       principal and differs from Aaa issues only in a small
                       degree. Together with Aaa debt, it comprises what
                       are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A                      Debt rated in this category possesses many favorable
                       investment attributes and is to be considered as
                       upper-medium-grade debt. Although capacity to
                       pay interest and repay principal are considered
                       adequate, it is somewhat more susceptible to the
                       adverse effects of changes in circumstances and
                       economic conditions than debt in higher-rated
                       categories.
--------------------------------------------------------------------------------
Baa                    Debt rated in this category is considered as
                       medium-grade debt having an adequate capacity to
                       pay interest and repay principal. While it normally
                       exhibits adequate protection parameters, adverse
                       economic conditions or changing circumstances are
                       more likely to lead to a weakened capacity to pay
                       interest and repay principal for debt in this category
                       than in higher-rated categories. Debt rated below
                       Baa is regarded as having significant speculative
                       characteristics.
--------------------------------------------------------------------------------
Ba                     Debt rated Ba has less near-term vulnerability to
                       default than other speculative issues. However, it
                       faces major ongoing uncertainties or exposure to
                       adverse business, financial or economic conditions
                       that could lead to inadequate capacity to meet timely
                       interest and principal payments. Often the protection
                       of interest and principal payments may be very
                       moderate.
--------------------------------------------------------------------------------
B                      Debt rated B has a greater vulnerability to default,
                       but currently has the capacity to meet financial
                       commitments. Assurance of interest and principal
                       payments or of maintenance of other terms of the
                       contract over any long period of time may be small.
                       The B rating category is also used for debt
                       subordinated to senior debt that is assigned an
                       actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                    Debt rated Caa is of poor standing, has a currently
                       identifiable vulnerability to default, and is dependent
                       upon favorable business, financial and economic
                       conditions to meet timely payment of interest and
                       repayment of principal. In the event of adverse
                       business, financial or economic conditions, it is not
                       likely to have the capacity to pay interest and repay
                       principal. Such issues may be in default or there may
                       be present elements of danger with respect to
                       principal or interest. The Caa rating is also used for
                       debt subordinated to senior debt that is assigned an
                       actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                     Debt rated in this category represent obligations that
                       are speculative in a high degree. Such debt is often
                       in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                      This is the lowest rating assigned by Moody's, and
                       debt rated C can be regarded as having extremely
                       poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA                    Debt rated in this category has the lowest expectation
                       of credit risk. Capacity for timely payment of financial
                       commitments is exceptionally strong and highly
                       unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                     Debt rated in this category has a very low expectation
                       of credit risk. Capacity for timely payment of financial
                       commitments is very strong and not significantly
                       vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                      Debt rated in this category has a low expectation of
                       credit risk. Capacity for timely payment of financial
                       commitments is strong, but may be more vulnerable
                       to changes in circumstances or in economic
                       conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                    Debt rated in this category currently has a low
                       expectation of credit risk and an adequate capacity
                       for timely payment of financial commitments.
                       However, adverse changes in circumstances and in
                       economic conditions are more likely to impair this
                       capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB                     Debt rated in this category has a possibility of
                       developing credit risk, particularly as the result of
                       adverse economic change over time. However,
                       business or financial alternatives may be available to
                       allow financial commitments to be met. Securities
                       rated in this category are not investment grade.
--------------------------------------------------------------------------------

------
35

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
B                     Debt rated in this category has significant credit risk,
                      but a limited margin of safety remains. Financial
                      commitments currently are being met, but capacity
                      for continued debt service payments is contingent
                      upon a sustained, favorable business and economic
                      environment.
--------------------------------------------------------------------------------
CCC, CC, C            Debt rated in these categories has a real possibility
                      for default. Capacity for meeting financial
                      commitments depends solely upon sustained,
                      favorable business or economic developments. A CC
                      rating indicates that default of some kind appears
                      probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D            The ratings of obligations in these categories are
                      based on their prospects for achieving partial or full
                      recovery in a reorganization or liquidation of the
                      obligor. While expected recovery values are highly
                      speculative and cannot be estimated with any
                      precision, the following serve as general guidelines.
                      DDD obligations have the highest potential for
                      recovery, around 90%-100% of outstanding
                      amounts and accrued interest. DD indicates potential
                      recoveries in the range of 50%-90% and D the
                      lowest recovery potential, i.e., below 50%.

                      Entities rated in these categories have defaulted on
                      some or all of their obligations. Entities rated DDD
                      have the highest prospect for resumption of
                      performance or continued operation with or without
                      a formal reorganization process. Entities rated DD
                      and D are generally undergoing a formal
                      reorganization or liquidation process; those rated
                      DD are likely to satisfy a higher portion of their
                      outstanding obligations, while entities rated D have
                      a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P            MOODY'S             DESCRIPTION
--------------------------------------------------------------------------------
A-1            Prime-1             This indicates that the degree of safety
               (P-1)               regarding timely payment is strong.
                                   Standard & Poor's rates those issues
                                   determined to possess extremely strong
                                   safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2            Prime-2             Capacity for timely payment on
               (P-2)               commercial paper is satisfactory, but the
                                   relative degree of safety is not as high
                                   as for issues designated A-1. Earnings
                                   trends and coverage ratios, while sound,
                                   will be more subject to variation.
                                   Capitalization characteristics, while still
                                   appropriated, may be more affected by
                                   external conditions. Ample alternate
                                   liquidity is maintained.
--------------------------------------------------------------------------------
A-3            Prime-3             Satisfactory capacity for timely repayment.
               (P-3)               Issues that carry this rating are somewhat
                                   more vulnerable to the adverse changes in
                                   circumstances than obligations carrying
                                   the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P            MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
SP-1           MIG-1;             Notes are of the highest quality enjoying
               VMIG-1             strong protection from established cash
                                  flows of funds for their servicing or from
                                  established and broad-based access to
                                  the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2           MIG-2;             Notes are of high quality with margins
               VMIG-2             of protection ample, although not so large
                                  as in the preceding group.
--------------------------------------------------------------------------------
SP-3           MIG-3;             Notes are of favorable quality with all
               VMIG-3             security elements accounted for, but
                                  lacking the undeniable strength of the
                                  preceding grades. Market access for
                                  refinancing, in particular, is likely to be
                                  less well established.
--------------------------------------------------------------------------------
SP-4           MIG-4;             Notes are of adequate quality, carrying
               VMIG-4             specific risk but having protection and
                                  not distinctly or predominantly speculative.
--------------------------------------------------------------------------------

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and Semiannual Reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 1-202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-46301 0602

AMERICAN CENTURY TARGET MATURITIES TRUST

PART C    OTHER INFORMATION

ITEM 23.   Exhibits

     (a) Amended and Restated Agreement and Declaration of Trust, dated March
26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 40
to the Registration Statement of the Registrant on November 30, 2004, File No.
2-94608, and incorporated herein by reference).

     (b) Amended and Restated Bylaws, dated August 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 40 to the
Registration Statement of the Registrant on November 30, 2004, File No. 2-94608,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit a herein, and Article II, Article VII, Article VIII and Article IX of
Registrant's Amended and Restated Bylaws, incorporated by reference as Exhibit b herein.

     (d) Amended and Restated Management Agreement with American Century
Investment Management, Inc., dated July 29, 2005, is included herein.

     (e) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated September 29, 2005 (filed electronically as
Exhibit e to Post-Effective Amendment No. 41 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

     (f) Not applicable.

     (g) (1) Master Agreement with Commerce Bank, N.A. dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19, 2000
(filed electronically as Exhibit g5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h) (1) Transfer Agency Agreement with American Century Services
Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to
Post-Effective Amendment No. 33 to the Registration Statement of American
Century Government Income Trust on July 31, 1997, File No. 2-99222, and
incorporated herein by reference).

          (2) Amendment No. 1 to Transfer Agency Agreement with American Century
Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to
Post-Effective Amendment No. 23 to the Registration Statement of American
Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589, and
incorporated herein by reference).

          (3) Amendment No. 2 to the Transfer Agency Agreement with American
Century Services Corporation, dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of
American Century California Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment No. 3 to the Transfer Agency Agreement with American
Century Services Corporation, dated August 1, 2001 (filed electronically as
Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment No. 4 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 3, 2001 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170, and
incorporated herein by reference).

          (6) Amendment No. 5 to the Transfer Agency Agreement with American
Century Services Corporation, dated July 1, 2002 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170, and
incorporated herein by reference).

          (7) Amendment No. 6 to the Transfer Agency Agreement with American
Century Services Corporation, dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229, and
incorporated herein by reference).

          (8) Amendment No. 7 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 31, 2002 (filed electronically as
Exhibit h7 to Post-Effective Amendment No. 4 to the Registration Statement of
American Century Variable Portfolios II, Inc. on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment No. 8 to the Transfer Agency Agreement with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10) Amendment No. 9 to the Transfer Agency Agreement with American
Century Services, LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 38 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589, and
incorporated herein by reference).

          (11) Amendment No. 10 to the Transfer Agency Agreement with American
Century Services, LLC, dated September 29, 2005 (filed electronically as Exhibit
h11 to Post-Effective Amendment No. 41 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (12) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of the Registrant
on January 30, 2004, File No. 2-94608, and incorporated herein by reference).

          (13) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 14, 2005 (filed electronically as Exhibit h13 to Post-Effective Amendment No. 40 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 29, 2005, File No. 2-82734, and incorporated herein by reference).

          (14) Customer Identification Program Reliance Agreement, dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the Registration Statement of American Century Asset Allocation Portfolios, Inc.
on September 1, 2004, File No. 333-116351, and incorporated herein by reference).

     (i) Opinion and Consent of Counsel, dated January 28, 2005 (filed electronically as Exhibit i to Post-Effective Amendment No. 41 to the
Registration Statement of the Registrant on January 28, 2005, File No. 2-94608,
and incorporated herein by reference).

     (j) (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated January 23, 2006, is included herein.

          (2) Power of Attorney, dated December 2, 2005 (filed electronically as
Exhibit j2 to Post-Effective Amendment No. 29 to the Registration Statement of
American Century Investment Trust on December 14, 2005, File No. 33-65170, and
incorporated herein by reference).

          (3) Secretary's Certificate, dated December 2, 2005 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 29 to the
Registration Statement of American Century Investment Trust on December 14,
2005, File No. 33-65170, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated August 1, 1997 (filed electronically as Exhibit m1 to Post-Effective
Amendment No. 32 to the Registration Statement of the Registrant on January 31,
2000, File No. 2-94608, and incorporated herein by reference).

          (2) Amendment to Master Distribution and Shareholder Services Plan
(Advisor Class), dated June 29, 1998 (filed electronically as Exhibit m2 to
Post-Effective Amendment No. 32 to the Registration Statement of the Registrant
on January 31, 2000, File No. 2-94608, and incorporated herein by reference).

          (3) Amendment No. 1 to Master Distribution and Shareholder Services
Plan (Advisor Class), dated August 1, 2001 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the Registration Statement of American
Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (4) Amendment No. 2 to Master Distribution and Shareholder Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of American
Century Investment Trust on November 30, 2001, File No. 33-65170, and
incorporated herein by reference).

          (5) Amendment No. 3 to Master Distribution and Shareholder Services
Plan (Advisor Class), dated July 1, 2002, (filed electronically as Exhibit m5 to
Post-Effective Amendment No. 38 to the Registration Statement of the Registrant
on January 31, 2003, File No. 2-94608, and incorporated herein by reference).

          (6) Amendment No. 4 to Master Distribution and Shareholder Services
Plan (Advisor Class), dated May 1, 2004 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 35 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (7) Amendment No. 5 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated July 29, 2005 (filed electronically as
Exhibit m7 to Post-Effective Amendment No. 51 to the Registration Statement of
American Century Government Income Trust on July 28, 2005, File No. 2-99222, and
incorporated herein by reference).

          (8) Amendment No. 6 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 29, 2005 (filed electronically as
Exhibit m8 to Post-Effective Amendment No. 41 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (9) Master Distribution and Individual Shareholder Services Plan (C
Class), dated September 16, 2000 (filed electronically as Exhibit m3 to
Post-Effective Amendment No. 35 to the Registration Statement of the Registrant
on April 17, 2001, File No. 2-94608, and incorporated herein by reference).

          (10) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the Registration Statement
of American Century Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (11) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
Registration Statement of American Century Investment Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (12) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170, and
incorporated herein by reference).

          (13) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 3, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Municipal Trust on September 30,
2002, File No. 2-91229, and incorporated herein by reference).

          (14) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 42 to the Registration Statement
of American Century California Tax-Free and Municipal Funds on February 26,
2004, File No. 2-82734, and incorporated herein by reference).

          (15) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (16) Amendment No. 7 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 38 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on May 13, 2005, File No.
33-19589, and incorporated herein by reference).

          (17) Amendment No. 8 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 29, 2005 (filed electronically as Exhibit m17 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

     (n) (1) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed electronically as Exhibit n1 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan,
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan,
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan,
dated February 27, 2004 (filed electronically as Exhibit n4 to Post-Effective
Amendment No. 104 to the Registration Statement of American Century Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of American Century Investment
Trust on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Multiple Class Plan,
dated as of September 30, 2004 (filed electronically as Exhibit n7 to
Post-Effective Amendment No. 20 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on September 29, 2004, File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated Multiple Class Plan,
dated November 17, 2004 (filed electronically as Exhibit n8 to Post-Effective
Amendment No. 106 to the Registration Statement of American Century Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213, and incorporated herein by reference).

          (9) Amendment No. 8 to the Amended and Restated Multiple Class Plan,
dated February 24, 2005 (filed electronically as Exhibit n9 to Post-Effective
Amendment No. 22 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on March 10, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated Multiple Class Plan,
dated July 29, 2005 (filed electronically as Exhibit n10 to Post-Effective
Amendment No. 111 to the Registration Statement of American Century Mutual
Funds, Inc. on July 28, 2005, File No. 2-14213, and incorporated herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration Statement of American Century Quantitative
Equity Funds, Inc. on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

      (o)  Reserved.

     (p) (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 38 to the Registration Statement
of American Century California Tax-Free and Municipal Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended February 28, 2000
(filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the
Registration Statement of the Registrant on November 30, 2004, File No. 2-94608,
and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Fund

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25. Indemnification.

     As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust, incorporated herein by reference to Exhibit 1a to the Registration
Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

     Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as
Exhibit b herein.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of the Investment Advisor

         None.

Item 27. Principal Underwriters

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*           with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Director                         none

James E. Stowers III       Chairman and Director            none

William M. Lyons           President, Chief Executive       President
                           Officer and Director             and Trustee

Donna Byers                Senior Vice President            none

Brian Jeter                Senior Vice President            none

Mark Killen                Senior Vice President            none

David Larrabee             Senior Vice President            none

Barry Mayhew               Senior Vice President            none

David C. Tucker            Senior Vice President            Senior Vice
                           and General Counsel              President and
                                                            General Counsel

Clifford Brandt            Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services, LLC and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas City,  State of Missouri,  on the 27th day of
January, 2006.

                              AMERICAN CENTURY TARGET MATURITIES TRUST
                              (Registrant)

                              By:   /*/ William M. Lyons
                                    -----------------------------------------
                                    William M. Lyons
                                    President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                         DATE
---------                           -----                         ----

*William M. Lyons              President, Trustee and
-------------------------      Principal Executive           January 27, 2006
William M. Lyons               Officer

*Maryanne Roepke               Senior Vice President,        January 27, 2006
-------------------------      Treasurer and Chief
Maryanne Roepke                Financial Officer

*Antonio Canova                Trustee                       January 27, 2006
-------------------------
Antonio Canova

*John Freidenrich              Trustee                       January 27, 2006
------------------------
John Freidenrich

*Ronald J. Gilson              Trustee, Chairman             January 27, 2006
-------------------------      of the Board
Ronald J. Gilson

*Kathryn A. Hall               Trustee                       January 27, 2006
-------------------------
Kathryn A. Hall

*Myron S. Scholes              Trustee                       January 27, 2006
-------------------------
Myron S. Scholes

*John B. Shoven                Trustee                       January 27, 2006
-------------------------
John B. Shoven

*Jeanne D. Wohlers             Trustee                       January 27, 2006
-------------------------
Jeanne D. Wohlers

*By:   /s/ Kathleen Gunja Nelson
       ---------------------------------------
       Kathleen Gunja Nelson
       Attorney in Fact
       (pursuant to a Power of Attorney
       dated December 2, 2005)